Note 17 - Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
(17)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2013	% of sales	2014	% of sales	2015	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	346,405	20%	442,608	21%	676,939	24%
China Pacific Property Insurance Co., Ltd. ("CPIC")	204,983	12%	255,655	12%	315,961	11%
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	248,102	14%	294,228	14%	283,935	10%
	799,490	46%	992,491	47%	1,276,835	45%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2014	%	2015	%
	RMB		RMB
PICC.	32,117	17%	53,851	22%
CPIC	22,927	12%	28,947	12%
Ping An.	28,903	16%	*	*
Huaxia Life Insurance Company Limited	*	*	26,456	11%
	83,947	45%	109,254	45%

* represented less than 10% of account receivables as of the year end.

The Group performs ongoing credit evaluations of its customers and related parties and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (note 15(a)(i)). As the Group has significant influences over the operations of Sincere Fame through its equity investment in Sincere Fame, and in view of the historically positive operating results of Sincere Fame and its subsidiaries, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries are not significant.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.